Income taxes (Tables)	12 Months Ended
Nov. 30, 2022
Income taxes
Schedule Of Effective Income Tax Rate Reconciliation
	November 30,	November 30,	November 30,
	2022	2021	2020
	%	%	%
Statutory income tax rate	26.5	26.5	26.5
	$	$	$

Statutory income tax recovery	(765,070)	(1,393,726)	(889,905)
Increase (decrease) in income taxes
Non-deductible expenses/
non-taxable income	(41,921)	53,470	47,287
Change in valuation allowance	815,181	540,925	843,877
Financing costs booked to equity	-	(10,128)	-
Difference in foreign tax rates	(2,844)	(98)	-
Tax loss expired and other	(9)	695,370	(9,069)
Global intangible low-taxed income (GILTI)	-	-	40,643
Income tax expense (recovery)	5,337	(114,187)	-

The Company's income tax expense (recovery) is allocated as follows:

Current tax expense	10,858	(20,333)	32,833
Deferred tax recovery	(5,521)	(93,854)	-

Schedule Of Deferred Tax Assets And Liabilities
	November 30,	November 30,
	2022	2021
	$	$
Deferred tax assets
Non-capital loss carry-forwards	16,560,810	16,323,553
Book and tax basis differences
on assets and liabilities	1,582,397	1,527,791
Other	2,120,034	1,509,122
Investment tax credit	2,850,496	2,850,496
Undeducted research and
development expenditures	4,227,211	4,227,211
Capital loss carryforwards	318,915	318,915
Share issuance cost	6,077	227,253
	27,665,940	26,984,341
Deferred tax liabilities
Unrealized foreign exchange gain	(271,913)	(271,913)
Convertible debentures	-	(12,857)
	(271,913)	(284,770)

Valuation allowances for
deferred tax assets	(27,394,027)	(26,699,571)
Net deferred tax assets	-	-

Schedule Of Movement in net deferred tax assets (liabilities)
	2022	2021
	$	$
Balance at the beginning of the year	-	-
Recognized in profit/loss	(5,521)	(93,854)
Recognized in shareholders' equity	5,521	93,854
Balance at the end of the year	-	-

Schedule Of Operating Losses
Canadian income tax losses expiring
in the year ended November 30,	Federal

2029	614,200
2030	3,717,403
2031	6,154,180
2032	6,410,970
2033	4,984,768
2034	149,927
2035	2,634,823
2036	3,404,504
2037	4,328,444
2038	11,231,494
2039	9,891,661
2040	3,111,826
2041	4,968,817
2042	890,607
62,493,624